VictoryShares US 500 Volatility Wtd ETF Investment Objectives and Goals - VictoryShares US 500 Volatility Wtd ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares US 500 Volatility Wtd ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares US 500 Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (the “Index”) before fees and expenses.